SEGMENT INFORMATION - Goodwill based on expected future profitability (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Goodwill based on expected future profitability	R$ 8,199,181	R$ 8,016,383
Pulp
SEGMENT INFORMATION
Goodwill based on expected future profitability	7,897,051	7,897,051
Paper
SEGMENT INFORMATION
Goodwill based on expected future profitability	R$ 302,130	R$ 119,332